Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Raw materials and supplies	$ 237,500	$ 368,438	$ 360,134
Work-in-process	135,916	58,402	51,233
Finished goods	194,006	116,907	122,058
Total	$ 567,422	$ 543,747	$ 533,425